Net Loss Per Share Attributable to Common Stockholders (FY)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Net Loss Per Share Attributable to Common Stockholders [Abstract]
Net Loss Per Share Attributable to Common Stockholders
13. Net Loss Per Share Attributable to Common Stockholders
The Company computes net loss per share utilizing the two-class method required for participating securities. The two-class method determines net loss per share for each class of common stock and participating securities according to dividends declared or accumulated and participation rights in undistributed income. The rights, including the liquidation and dividend rights, of the holders of the Company’s Class A common stock, redeemable Class A common stock, and Class B common stock are identical, except with respect to voting, and in the case of redeemable Class A common stock, redemption. As a result, the basic and diluted net loss per share for all shares of Class A common stock, redeemable Class A common stock, and Class B common stock are the same and therefore presented on a combined basis.
The Company considers its redeemable convertible preferred stock and common stock warrants to be participating securities as the holders of these securities are contractually entitled to participate in income but not contractually required to participate in losses. As such, net loss for the periods presented was not allocated to the Company’s participating securities.
The following table sets forth the computation of basic and diluted net loss per share attributable to common stockholders for the periods presented (in thousands, except per share data):

	Three Months Ended June 30,		Six Months Ended June 30,
	2025	2024	2025	2024
Numerator:
Net loss	$(290,509)	$(323,021)	$(605,150)	$(452,269)
Dividends and accretion on Series C redeemable convertible preferred stock	—	(15,596)	(28,722)	(15,596)
Net loss attributable to common stockholders, basic	$(290,509)	$(338,617)	$(633,872)	$(467,865)
Change in fair value of common stock warrants	—	—	(26,845)	—
Net loss attributable to common stockholders, diluted	$(290,509)	$(338,617)	$(660,717)	$(467,865)
Denominator:
Weighted-average shares used in computing net loss attributable to common stockholders, basic	486,591	209,626	366,765	209,560
Effect of dilutive securities:
Common stock warrants	—	—	1,842	—
Weighted-average shares used in computing net loss attributable to common stockholders, diluted	486,591	209,626	368,607	209,560
Net loss per share attributable to common stockholders, basic	$(0.60)	$(1.62)	$(1.73)	$(2.23)
Net loss per share attributable to common stockholders, diluted	$(0.60)	$(1.62)	$(1.79)	$(2.23)

The number of securities that were excluded from the calculation of diluted net loss per share attributable to common stockholders for the periods presented because including them would have been anti-dilutive are as follows (in thousands):

	As of June 30,
	2025	2024
Redeemable convertible preferred stock	—	188,684
Outstanding convertible notes	—	24,544
Outstanding stock options	44,480	49,949
Outstanding RSUs and RSAs	27,146	—
Outstanding warrants to purchase common stock	4,337	4,337
ESPP	147	—
Total	76,110	267,514

The table above does not include 5,248,300 RSUs outstanding as of June 30, 2024 because these awards were subject to a performance-based vesting condition that was not considered probable as of that date.

13. Net Loss Per Share Attributable to Common Stockholders
The following table sets forth the computation of basic and diluted net loss per share attributable to common stockholders for the periods presented (in thousands, except per share data):

	Year Ended December 31,
	2022	2023	2024
Numerator:
Net loss from continuing operations	$(30,866)	$(593,748)	$(863,448)
Net loss from discontinued operations	(189)	—	—
Net loss	(31,055)	(593,748)	(863,448)
Dividends and accretion on Series C redeemable convertible preferred stock	—	—	(74,317)
Net loss attributable to common stockholders, basic and diluted	$(31,055)	$(593,748)	$(937,765)
Denominator:
Weighted-average shares used in computing net loss attributable to common stockholders, basic and diluted	180,632	192,164	217,854
Net loss from continuing operations per share attributable to common stockholders, basic and diluted	$(0.17)	$(3.09)	$(4.30)
Net loss from discontinued operations per share attributable to common stockholders, basic and diluted	0.00	—	—
Net loss per share attributable to common stockholders, basic and diluted	$(0.17)	$(3.09)	$(4.30)

The number of securities that were excluded from the calculation of diluted net loss per share attributable to common stockholders for the periods presented because including them would have been anti-dilutive are as follows (in thousands):

	Year Ended December 31,
	2022	2023	2024
Redeemable convertible preferred stock	83,775	154,678	184,986
Outstanding convertible notes	22,773	24,544	—
Outstanding stock options	32,655	51,239	47,219
Outstanding warrants to purchase common stock	2,082	4,337	4,337
Total	141,285	234,798	236,542

The table above does not include 15,454,720 RSUs outstanding as of December 31, 2024 as these awards are subject to a performance condition that was not considered probable as of that date. There were no RSUs outstanding as of December 31, 2022 or 2023. The table also does not include 2,104,900 and 0 contingently issuable shares related to the Conductor acquisition as of December 31, 2023 and 2024, respectively, as the contingency had not been met as of those dates.